Businesses Acquired (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The Company accounted for this acquisition using the acquisition method of accounting and, accordingly, assets acquired and liabilities assumed from SPTS were recorded at their estimated fair values, as follows:

$ in thousands
Cash and cash equivalents	8,309
Current assets, excluding inventory	38,056
Inventories	49,108
Property, plant and equipment	25,160
Identifiable intangible assets:
In-process research and development (1)	6,920
Technological intellectual property (2)	60,870
Customer relations (3)	69,768
Trade name (3)	5,960
Backlog (4)	10,398
Goodwill	167,001

Total assets acquired	441,577

Current liabilities	38,246
Deferred taxes and other long-term liability	19,934

Total liabilities assumed	58,180

Net assets acquired	383,370

(1)	Project was successfully completed in the year ended December 31, 2015 and is amortized over a period of seven years.
(2)	Amortized over a period of up to seven years.
(3)	Amortized over a period of approximately five years.
(4)	Fully amortized as of December 31, 2016.

SPTS Technologies Group Limited [Member]
Schedule of Unaudited Pro Forma, Combined Statement of Income Data

Below is the unaudited pro forma, combined statement of operations data for the year ended December 31, 2014, presented as if the SPTS Acquisition had occurred on January 1, 2013, after giving effect to: (a) purchase accounting adjustments, including the increase in amortization of identifiable intangible assets based on the estimated fair value thereof; (b) transaction costs; (c) interest accrued on shareholder loans; (d) estimated additional interest expense due to the receipt of the term loan under the JPMorgan Credit Agreement, only with respect to amortization, in the amount of $9.5 million in the year ended December 31, 2014, and; (e) related tax impact. This unaudited pro forma financial information is not necessarily indicative of the combined results that would have been attained had the SPTS Acquisition taken place on January 1, 2013, nor is it necessarily indicative of future results.

$ in thousands except for share data
(unaudited)
Revenues	657,799
Net income	20,999
Earnings per share:
Basic	$0.48
Diluted	$0.47